RECEIVABLES, REPAYMENTS AND OTHER ASSETS	3 Months Ended
Mar. 31, 2022
Trade and other current receivables [abstract]
Receivables, Prepayments and Other Assets	RECEIVABLES, PREPAYMENTS AND OTHER ASSETS

	December 31, 2021	March 31, 2022
Current:
Trade receivables, other than related parties	$872	$819
Unbilled accounts receivable(1)	43	42
Other receivables	239	239
Receivables from government grants	46	44
Receivables from related parties	8	8
	$1,208	$1,152
Noncurrent:
Advances to suppliers(2)	$199	$235
Non-trade receivables	13	13
Other	42	42
Total	$254	$290

(1) Unbilled accounts receivable represents amounts recognized on revenue contracts less associated advances and progress billings. These amounts will be billed in accordance with the agreed-upon contractual terms or rendering services.
(2) Primarily represents advances to supplier to offset against future purchases.

The following table summarizes the activity in the Company’s unbilled accounts receivable for the twelve-months ended December 31, 2021 and the three months ended March 31, 2022, respectively:

	December 31, 2021	March 31, 2022
Balance, beginning of period	$62	$43
Revenue recognized during the period	44	32
Amounts invoiced	(69)	(33)
Other	6	—
Balance, end of period	$43	$42